Other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables, deposits and prepayments

5. Other receivables, deposits and prepayments

Included in other receivables, deposits and prepayments is an amount of $2,374,700 paid to Bitmain Technologies Limited for an irrevocable order of 1,140 units of supercomputing servers for delivery from July 2023, and will be housed at the Company’s new site at Duff, near LaFollette in the State of Tennessee (see Note 9).